Impact Shares NAACP Minority Empowerment ETF
Schedule of Investments
March 31, 2025 (Unaudited)
COMMON STOCKS - 99.9%	Shares	Value
Banking - 4.8%
Bank of America Corp.	13,387	$558,640
Citigroup, Inc.	3,766	267,348
Fifth Third Bancorp	1,302	51,038
Huntington Bancshares, Inc.	2,776	41,668
JPMorgan Chase & Co.	5,501	1,349,395
M&T Bank Corp.	313	55,949
PNC Financial Services Group, Inc.	748	131,476
Regions Financial Corp.	1,795	39,005
Truist Financial Corp.	2,487	102,340
		2,596,859

Consumer Discretionary Products - 4.1%
Aptiv PLC(a)	476	28,322
Ford Motor Co	8,355	83,801
General Motors Co.	2,178	102,431
NIKE, Inc. - Class B	2,686	170,507
Tesla, Inc.(a)	7,040	1,824,487
		2,209,548

Consumer Discretionary Services - 0.7%
Hilton Worldwide Holdings, Inc.	592	134,710
Marriott International, Inc. - Class A	557	132,677
Royal Caribbean Cruises Ltd.	625	128,400
		395,787

Consumer Staple Products - 2.2%
Campbell’s Co.	351	14,012
Clorox Co.	229	33,720
Coca-Cola Co.	6,746	483,149
Hershey Co.	253	43,271
Hormel Foods Corp.	481	14,882
J.M. Smucker Co.	179	21,195
Kellanova	450	37,120
Mondelez International, Inc. - Class A	2,254	152,934
PepsiCo, Inc.	2,421	363,005
Tyson Foods, Inc. - Class A	486	31,012
		1,194,300

Financial Services - 6.9%
American Express Co.	1,081	290,843
Bank of New York Mellon Corp.	1,331	111,631
Charles Schwab Corp.	2,864	224,194

FactSet Research Systems, Inc.	69	$31,370
LPL Financial Holdings, Inc.	130	42,528
Mastercard, Inc. - Class A	1,508	826,565
Moody’s Corp.	281	130,859
Morgan Stanley	2,469	288,058
Nasdaq, Inc.	706	53,557
PayPal Holdings, Inc.(a)	1,763	115,036
S&P Global, Inc.	582	295,714
Synchrony Financial	749	39,652
T. Rowe Price Group, Inc.	411	37,759
Tradeweb Markets, Inc. - Class A	200	29,692
Verisk Analytics, Inc.	250	74,405
Visa, Inc. - Class A	3,185	1,116,215
		3,708,078

Health Care - 11.1%
Abbott Laboratories	3,115	413,205
AbbVie, Inc.	2,951	618,294
Agilent Technologies, Inc.	517	60,479
Baxter International, Inc.	864	29,575
Becton Dickinson & Co.	496	113,614
Biogen, Inc.(a)	247	33,799
Boston Scientific Corp.(a)	2,633	265,617
Bristol-Myers Squibb Co.	3,449	210,354
Cigna Group	461	151,669
CVS Health Corp.	2,161	146,408
Danaher Corp.	1,129	231,445
DaVita, Inc.(a)	78	11,932
Edwards Lifesciences Corp.(a)	1,040	75,379
Elevance Health, Inc.	381	165,720
Gilead Sciences, Inc.	2,125	238,106
Illumina, Inc.(a)	282	22,374
Johnson & Johnson	4,137	686,080
Labcorp Holdings, Inc.	152	35,376
Medtronic PLC	2,193	197,063
Merck & Co., Inc.	4,246	381,121
Pfizer, Inc.	9,905	250,993
Quest Diagnostics, Inc.	195	32,994
ResMed, Inc.	265	59,320
Stryker Corp.	652	242,707
Thermo Fisher Scientific, Inc.	670	333,392
UnitedHealth Group, Inc.	1,539	806,051
Zoetis, Inc.	793	130,567
		5,943,634

Industrial Products - 5.2%
3M Co.	956	140,398

AMETEK, Inc.	422	$72,643
Boeing Co.(a)	1,396	238,088
Carrier Global Corp.	1,366	86,604
CNH Industrial NV	1,555	19,096
Cummins, Inc.	257	80,554
Deere & Co.	433	203,229
Eaton Corp. PLC	675	183,485
Emerson Electric Co.	1,062	116,438
General Electric Co.	1,933	386,890
Honeywell International, Inc.	1,142	241,819
Howmet Aerospace, Inc.	726	94,184
Hubbell, Inc.	97	32,098
Illinois Tool Works, Inc.	524	129,957
Ingersoll Rand, Inc.	713	57,061
Johnson Controls International PLC	1,222	97,895
L3Harris Technologies, Inc.	317	66,351
Lennox International, Inc.	57	31,967
Nordson Corp.	89	17,953
Northrop Grumman Corp.	239	122,370
nVent Electric PLC	312	16,355
Otis Worldwide Corp.	687	70,898
Rockwell Automation, Inc.	202	52,193
Stanley Black & Decker, Inc.	297	22,833
Textron, Inc.	332	23,987
Trane Technologies PLC	399	134,431
Xylem, Inc.	436	52,085
		2,791,862

Industrial Services - 1.9%
AECOM	244	22,626
CSX Corp.	3,552	104,535
Delta Air Lines, Inc.	1,448	63,133
Expeditors International of Washington, Inc.	238	28,619
FedEx Corp.	406	98,975
Jacobs Solutions, Inc.	225	27,200
JB Hunt Transport Services, Inc.	148	21,897
Norfolk Southern Corp.	409	96,872
Southwest Airlines Co.	1,042	34,990
Union Pacific Corp.	1,070	252,777
United Airlines Holdings, Inc.(a)	719	49,647
United Parcel Service, Inc. - Class B	1,281	140,897
United Rentals, Inc.	117	73,324
		1,015,492

Insurance - 1.0%
Aon PLC - Class A	379	151,255
MetLife, Inc.	1,075	86,312
Principal Financial Group, Inc.	430	36,279

Progressive Corp.	557	$157,637
Travelers Cos., Inc.	398	105,255
		536,738

Materials - 1.4%
Albemarle Corp.	211	15,196
CF Industries Holdings, Inc.	313	24,461
CRH PLC	1,203	105,828
DuPont de Nemours, Inc.	769	57,429
Eastman Chemical Co.	213	18,767
Ecolab, Inc.	454	115,098
Freeport-McMoRan, Inc.	2,447	92,643
International Flavors & Fragrances, Inc.	445	34,537
Martin Marietta Materials, Inc.	109	52,116
Newmont Corp.	1,899	91,684
Owens Corning	163	23,280
PPG Industries, Inc.	389	42,537
Southern Copper Corp.	153	14,311
Vulcan Materials Co.	243	56,692
		744,579

Media - 11.3%
Alphabet, Inc. - Class A	8,484	1,311,966
Alphabet, Inc. - Class C	7,452	1,164,226
Electronic Arts, Inc.	317	45,813
Meta Platforms, Inc. - Class A	3,549	2,045,502
Uber Technologies, Inc.(a)	20,374	1,484,449
		6,051,956

Oil & Gas - 4.7%
Baker Hughes Co.	1,766	77,616
Cheniere Energy, Inc.	403	93,254
Chevron Corp.	2,885	482,631
ConocoPhillips	2,192	230,204
Devon Energy Corp.	1,162	43,459
Exxon Mobil Corp.	7,499	891,856
Halliburton Co.	1,605	40,719
Hess Corp.	489	78,108
Kinder Morgan, Inc.	3,414	97,401
Marathon Petroleum Corp.	588	85,666
ONEOK, Inc.	1,128	111,920
Phillips 66	733	90,511
Valero Energy Corp.	557	73,563
Williams Cos., Inc.	2,134	127,528
		2,524,436

Real Estate - 1.2%

American Homes 4 Rent - Class A – REIT	575	$21,741
AvalonBay Communities, Inc. – REIT	261	56,016
Equinix, Inc. – REIT	173	141,055
Prologis, Inc. – REIT	1,682	188,031
Regency Centers Corp. – REIT	309	22,792
SBA Communications Corp. – REIT	184	40,482
Welltower, Inc. – REIT	816	125,019
Weyerhaeuser Co. – REIT	1,271	37,215
		632,351

Retail & Wholesale - Discretionary - 5.5%
Amazon.com, Inc.(a)	13,461	2,561,090
Dick’s Sporting Goods, Inc.	12	2,418
eBay, Inc.	1,007	68,204
Lowe’s Cos., Inc.	1,303	303,899
		2,935,611

Retail & Wholesale - Staples - 1.7%
Archer-Daniels-Midland Co.	812	38,984
Kroger Co.	1,146	77,573
U.S. Foods Holding Corp.(a)	416	27,231
Walmart, Inc.,	8,498	746,040
		889,828

Software & Tech Services - 14.2%
Accenture PLC - Class A	6,091	1,900,635
Booz Allen Hamilton Holding Corp.	207	21,648
International Business Machines Corp.	8,492	2,111,621
Microsoft Corp.	6,715	2,520,744
Palo Alto Networks, Inc.(a)	6,303	1,075,544
		7,630,192

Tech Hardware & Semiconductors - 16.0%
Apple, Inc.	12,339	2,740,862
Intel Corp.	44,946	1,020,724
Micron Technology, Inc.	9,849	855,779
NVIDIA Corp.	22,231	2,409,396
QUALCOMM, Inc.	10,331	1,586,945
		8,613,706

Telecommunications - 2.8%
AT&T, Inc.	28,387	802,784

Verizon Communications, Inc.	15,836	$718,321
		1,521,105

Utilities – 3.2%
AES Corp.	1,242	15,426
Alliant Energy Corp.	449	28,893
American Electric Power Co., Inc.	932	101,840
CMS Energy Corp.	520	39,057
Consolidated Edison, Inc.	581	64,253
Dominion Energy, Inc.	1,500	84,105
DTE Energy Co.	357	49,362
Duke Energy Corp.	1,320	161,000
Edison International	638	37,591
Entergy Corp.	757	64,716
Eversource Energy	661	41,055
Exelon Corp.	1,756	80,917
FirstEnergy Corp.	876	35,408
NextEra Energy, Inc.	3,353	237,694
NiSource, Inc.	827	33,154
NRG Energy, Inc.	380	36,275
PG&E Corp.	3,750	64,425
PPL Corp.	1,258	45,426
Public Service Enterprise Group, Inc.	863	71,025
Sempra	1,111	79,281
Southern Co.	1,878	172,682
Vistra Corp.	629	73,870
WEC Energy Group, Inc.	546	59,503
Xcel Energy, Inc.	1,022	72,347
		1,749,305

TOTAL COMMON STOCKS (Cost $42,532,130)		53,685,367

SHORT-TERM INVESTMENTS – 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.27%(b)	71,752	71,752

TOTAL SHORT-TERM INVESTMENTS (Cost $71,752)		71,752

TOTAL INVESTMENTS - 100.0% ($42,603,882)		$53,757,119
Other Assets in Excess of Liabilities - 0.0%(c)		3,030
TOTAL NET ASSETS - 100.0%		$53,760,149

Percentages are stated as a percent of net assets.
PLC – Public Limited Company

REIT – Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	Does not round to 0.1% or (0.1)%, as applicable.